Bank Loans (Tables)	6 Months Ended
Jun. 30, 2026
Bank Loans [Abstract]
Schedule of Bank Loans

Bank loans as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,
	2026	2025
Bank loans	€4,609,095	€382
Lines of credit	-	4,510,449
	4,609,095	4,510,831
less: current portion	1,175,408	(4,510,831)
	€3,433,687	€-

Schedule of Terms and Conditions of Outstanding Bank Loans

The terms and conditions of the bank loans are as follows:

		Nominal		June 30, 2026		December 31, 2025
		interest	Year of	Face	Carrying	Face	Carrying
Bank Loans	Currency	rate	maturity	Value	Amount	Value	Amount
CaixaBank	EUR	1.50%	2025	-	-	400,000	382
CaixaBank	EUR	4.23%	2029	2,459,731	2,323,542	-	-
BBVA	EUR	4.21%	2029	1,449,906	1,370,820	-	-
Bankinter	EUR	4.22%	2029	960,854	914,733	-	-
				€4,870,491	€4,609,095	€-	€382

Schedule of Company Maintains the Following Lines of Credit	of December 31, 2025 the Company maintained the following lines of credit:

				December 31,
		Nominal		2025
	Credit	interest		Carrying
Line of credit	Limit	rate	Maturity	Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€2,314,026
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	-
BBVA	1,570,000	1.90% + Euribor	12/22/2025	1,292,690
Santander	4,000,000	0.45% + Euribor	2/28/2025	-
Bankinter	2,690,000	0.90% + Euribor	3/20/2025	903,733
Bankinter	110,000	0.75% + Euribor	3/20/2025	-
	€13,270,000			€4,510,449